Notes Payable (Detail Textuals 1) (USD $)	1 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended		1 Months Ended
	Feb. 24, 2014	Sep. 30, 2014	Mar. 31, 2014	Sep. 30, 2013	Mar. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	May 31, 2012	Mar. 07, 2014	Apr. 30, 2012	Mar. 31, 2012	Feb. 29, 2012	Aug. 31, 2012	Oct. 31, 2012	Feb. 28, 2013	Aug. 31, 2013
Debt Instrument [Line Items]
Number of shares called by issuing warrants											6,000,000	1,300,000	800,000
Exercise price of warrants								$ 0.89	$ 0.28	$ 0.28	$ 0.75		$ 0.75
Loss on debt extinguishment		$ 1,000		$ (1,107,000)		$ 5,000	$ (2,037,000)	$ (2,037,000)	$ (1,725,000)
Gain on the change in the fair value of embedded derivatives				242,000			829,000	829,000	708,000
Notes payable					60,000
Extinguishment accounting charges					30,000
Notes payable, interest expenses					30,000			250,000
Interest expense			1,000,000
Aggregate principal and interest amount of promissory notes	1,500,000								1,176,000
Non-cash interest expense			970,000			1,007,000	186,000	249,000	1,497,000
Number of shares issuable through promissory notes	2,000,000
Subsequent Event
Debt Instrument [Line Items]
Number of shares called by issuing warrants											6,000,000
Exercise price of warrants											$ 0.75
Aggregate principal and interest amount of promissory notes	1,500,000
Number of shares issuable through promissory notes	2,000,000
Price adjustable warrants
Debt Instrument [Line Items]
Number of shares called by issuing warrants									3,200,000
Exercise price of warrants									$ 0.28
Notes Payable
Debt Instrument [Line Items]
Interest expanses of notes and warrant value amortization on non extinguished debt									1,690,000
Notes Payable | Price adjustable warrants
Debt Instrument [Line Items]
Number of shares called by issuing warrants														3,690,000
Exercise price of warrants														$ 0.508
Notes payable	1,500,000													1,500,000
Non-cash interest expense	$ 970,000
Number of shares issuable through promissory notes	2,000,000
Notes Payable | Price adjustable warrants | Amendment One
Debt Instrument [Line Items]
Mandatory prepayment of additional price adjustable warrants										200,000
Number of shares called by issuing warrants										490,000
Exercise price of warrants										$ 0.508
Notes Payable | Price adjustable warrants | Amendment Two
Debt Instrument [Line Items]
Number of shares called by issuing warrants										425,000
Exercise price of warrants										$ 0.508
Notes Payable | Price adjustable warrants | Amendment Three
Debt Instrument [Line Items]
Number of shares called by issuing warrants															1,250,000
Exercise price of warrants															$ 0.28
Minimum effective price protection in event of certain mergers or acquisitions															$ 0.38
Notes Payable | Price adjustable warrants | Amendment Four
Debt Instrument [Line Items]
Number of shares called by issuing warrants																1,040,000
Exercise price of warrants																$ 0.28
Notes Payable | Price adjustable warrants | Amendment Five
Debt Instrument [Line Items]
Number of shares called by issuing warrants																	1,000,000
Exercise price of warrants																	$ 0.28
Notes Payable | Price adjustable warrants | Amendment Six
Debt Instrument [Line Items]
Number of shares called by issuing warrants																		4,000,000
Exercise price of warrants																		$ 0.28